CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Condensed Balance Sheet

CONDENSED BALANCE SHEET

	September 30
	2021	2022	2022
	RMB	RMB	US$
ASSETS (LIABILITIES)
Current assets (liabilities)
Cash and cash equivalents	8,900	6,394	901
Other receivables	273	235	33
Due from inter-companies	187,777	216,571	30,504
Due to related parties	717	696	98
Total current assets (liabilities)	197,667	223,896	31,536
Investment in unconsolidated subsidiaries	(338,339)	(356,347)	(50,191)
Total assets (liabilities)	(140,672)	(132,451)	(18,655)

AND EQUITY
Total stockholders’ equity (deficit)	(140,672)	(133,872)	(18,856)

Schedule of Condensed Statement of Income and Comprehensive Income

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Operating expenses
General and administrative	(14,852)	(19,302)	(5,246)	(739)
Loss from operations	(14,852)	(19,302)	(5,246)	(739)
Equity method loss	(70,407)	(72,213)	(1,004)	(141)
Interest expense	(2)	(14)	(15)	(2)
Loss before income taxes	(85,261)	(91,529)	(6,265)	(882)
Income tax expense	—	—	—	—

Net loss	(85,261)	(91,529)	(6,265)	(882)
Other comprehensive loss
Foreign currency translation difference	1,371	(816)	447	63
Total comprehensive loss	(83,890)	(92,345)	(5,818)	(819)

Schedule of Condensed Statement of Cash Flows

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Net cash provided by operating activities	—	—	(4,567)	(644)
Net cash provided by financing activities	16,730	(8,637)	1,614	227
Net increase in cash and cash equivalents	16,730	(8,637)	(2,953)	(417)
Cash and cash equivalents, beginning of year	252	18,353	8,900	1,254
Effect of exchange rate changes on cash and cash equivalents	1,371	(816)	447	63
Cash and cash equivalents, end of year	18,353	8,900	6,394	900